QUARTERLY FINANCIAL DATA (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effect of Fourth Quarter Events [Line Items]
Revenues		$ 16,562	$ 16,434	$ 13,995	$ 18,431	$ 19,052	$ 20,985	$ 17,473	$ 65,033	$ 75,941	$ 66,593
Expenses	$ 13,635	9,878	8,509	7,581	9,184	15,553	17,508	13,776	39,603	56,021	35,555
Other income (expense), net		(1,482)	(2,002)	(1,351)	(1,775)	(2,208)	(2,373)	(2,549)	(6,165)	(8,905)	(8,391)
Income before income taxes	3,077	5,202	5,923	5,063	7,472	1,291	1,104	1,148	19,265	11,015	22,647
Net Income	2,614	4,550	5,495	4,650	6,700	1,214	1,002	1,036	17,309	9,952	20,632
Net income attributable to Medley Management Inc.	$ (502)	$ 461	$ 574	$ 394	$ 625	$ 220	$ 58	$ 94	$ 927	$ 997	$ 3,111
Net income (loss) per Class A common stock, Basic (in dollars per share)	$ (0.11)	$ 0.03	$ 0.06	$ 0.08	$ 0.07	$ 0.00	$ (0.03)	$ (0.01)
Net income (loss) per Class A common stock, Diluted (in dollars per share)	$ (0.11)	$ 0.03	$ 0.06	$ 0.08	$ 0.07	$ 0.00	$ (0.03)	$ (0.01)
Weighted average number shares outstanding - Basic and Diluted (in shares)	5,478,910	5,342,939	5,588,978	5,808,626	5,809,130	5,778,409	5,777,726	5,851,129
Consolidated Subsidiaries [Member]
Effect of Fourth Quarter Events [Line Items]
Net income attributable to non-controlling interests	$ 2,009	$ 1,917	$ 1,304	$ 1,488	$ 1,443	$ 438	$ 405	$ 263
Medley LLC [Member]
Effect of Fourth Quarter Events [Line Items]
Net income attributable to non-controlling interests	$ 1,107	$ 2,172	$ 3,617	$ 2,768	$ 4,632	$ 556	$ 539	$ 679